Prepayments and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets, Net [Abstract]
Schedule of Prepayments and Other Current Assets, Net
	As of December 31,
	2024	2023
Trade deposits	$530,691	$529,624
Prepaid expenses	75,118	9,486
Tax recoverable	18,891	—
Other assets	779	711
Less: allowance for expected credit losses	(2)	(2)
Total prepayments and other current assets, net	$625,477	$539,819

Schedule of Allowances for Expected Credit Losses	The movement of allowances for expected credit losses is as follow:
	As of December 31,
	2024	2023
Balance at January 1	$2	$1
Provision for expected credit losses	—	1
Balance at December 31	$2	$2